Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The current and deferred components of income tax expense
Current									$ (2,182)	$ 2,153	$ (2,179)
Deferred									(9,737)	(37,787)	(71,185)
Deferred tax asset valuation allowance									9,737	37,787	71,185
Income tax expense (benefit)	$ (2,182)	$ 0	$ 0	$ 0	$ 0	$ 2,110	$ 0	$ 43	$ (2,182)	$ 2,153	$ (2,179)